                                                                    Exhibit 99.2

                                 THE RECEIVABLES

The following tables, together with the paragraph under the heading "Composition by Geographic Distribution," summarize the Trust Portfolio by various criteria as of October 31, 2006. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any time subsequent to October 31, 2006.


                         COMPOSITION BY ACCOUNT BALANCE
                                 TRUST PORTFOLIO

                                                  Percentage of                                   Percentage of
                                Number of          Total Number          Receivables            Total Receivables
Account Balance Range           Accounts           of Accounts           Outstanding               Outstanding
---------------------------    ---------------    ------------------    --------------------    ----------------------
Credit Balance                        299,964                  1.3%           $ (46,756,678)                    (0.1)%
Zero Balance                       14,263,751                 60.2%                       0                      0.0 %
$1 - $1,000                         4,146,224                 17.5%           1,441,380,113                      4.4 %
$1,001 - $5,000                     3,057,832                 12.9%           7,565,796,457                     23.3 %
$5,001 - $10,000                    1,048,153                  4.4%           7,446,904,911                     23.0 %
$10,001 - More                        886,586                  3.7%          16,023,655,858                     49.4 %
                               ---------------    ------------------    --------------------    ----------------------
            Total                  23,702,510                100.0%        $ 32,430,980,661                    100.0 %
                               ===============    ==================    ====================    ======================

                           COMPOSITION BY CREDIT LIMIT
                               TRUST PORTFOLIO

                                                                   Percentage of                                 Percentage of
                                                  Number of         Total Number           Receivables         Total Receivables
   Credit Limit Range                             Accounts          of Accounts            Outstanding            Outstanding
--------------------------------------------   --------------   ------------------      -------------------    -----------------
Less than $1,000                                   1,328,171                 5.6%          $ 1,067,131,839                 3.3%
$1,001 - $5,000                                    4,519,689                19.1%            1,402,732,109                 4.3%
$5,001 - $10,000                                   4,279,563                18.1%            2,907,428,946                 9.0%
$10,001 - $15,000                                  2,909,176                12.3%            3,821,491,744                11.8%
$15,001 - $20,000                                  1,986,198                 8.4%            4,506,428,738                13.9%
$20,001 - $25,000                                  1,141,807                 4.8%            4,259,614,770                13.1%
$25,001 and Up                                       673,079                 2.8%            5,252,946,518                16.2%
                                               --------------   ------------------      -------------------    -----------------
            Total (Credit Card)                   16,837,683                71.0%           23,217,774,664                71.6%

No Pre-Set Spending Limit (Sign & Travel)          6,864,827                29.0%            9,213,205,997                28.4%
                                               --------------   ------------------      -------------------    -----------------

            Grand Total                           23,702,510               100.0%         $ 32,430,980,661               100.0%
                                               ==============   ==================      ===================    =================

(1) The maximum credit limit is $100,000.

                      COMPOSITION BY PERIOD OF DELINQUENCY
                               TRUST PORTFOLIO


                                                        Percentage of                                Percentage of
Period of Delinquency              Number of            Total Number           Receivables         Total Receivables
(Days Contractually Delinquent)    Accounts              of Accounts           Outstanding            Outstanding
-------------------------------   ---------------     -----------------    --------------------    -----------------
Current to 30 Days                    23,499,486                 99.1%        $ 31,630,685,926                97.5%
31 to 60 Days                             88,202                  0.4%             323,727,006                 1.0%
61 to 90 Days                             45,073                  0.2%             184,067,264                 0.6%
91 to 120 Days                            32,576                  0.1%             142,261,247                 0.4%
121 to 150 Days                           22,749                  0.1%             101,835,412                 0.3%
151 or More Days                          14,424                  0.1%              48,403,806                 0.1%
                                  ---------------     -----------------    --------------------    -----------------
            Total                     23,702,510                100.0%        $ 32,430,980,661               100.0%
                                  ===============     =================    ====================    =================

                           COMPOSITION BY ACCOUNT AGE
                               TRUST PORTFOLIO

                                               Percentage of                                  Percentage of
                             Number of          Total Number             Receivables        Total Receivables
Account Age                  Accounts           of Accounts              Outstanding           Outstanding
------------------------   ----------------    ---------------       ------------------     ----------------
Not More than 12 Months            227,975               1.0%             $ 14,198,047                 0.0%
12 Months to 17 Months             888,152               3.7%            1,304,426,797                 4.0%
18 Months to 23 Months           1,444,648               6.1%            1,968,080,219                 6.1%
24 Months to 35 Months           2,942,184              12.4%            4,251,225,271                13.1%
36 Months to 47 Months           2,541,682              10.7%            4,009,666,087                12.4%
48 Months to 59 Months           1,843,917               7.8%            3,161,680,638                 9.7%
60 Months to 71 Months           2,116,643               8.9%            3,249,027,071                10.0%
72 Months and Greater           11,697,309              49.4%           14,472,676,531                44.6%
                           ----------------    ---------------       ------------------     ----------------
            Total               23,702,510             100.0%         $ 32,430,980,661               100.0%
                           ================    ===============       ==================     ================

                     COMPOSITION BY GEOGRAPHIC DISTRIBUTION
                                TRUST PORTFOLIO

         As of October 31, 2006, approximately 16.02%, 10.37%, 8.31%, 7.50%, and
5.34% of the receivables related to account holders having billing addresses in California, New York, Florida, Texas, and New Jersey, respectively. Not more than 5% of the receivables to account holders have billing addresses in any other single state.

                  COMPOSITION BY STANDARDIZED CREDIT SCORE (1)
                                 TRUST PORTFOLIO

The following table sets forth the composition of the Trust Portfolio as of October 31, 2006 by FICO(R)* score ranges. To the extent available, FICO scores are obtained at origination and monthly thereafter. A FICO score is a measurement determined by Fair Isaac Corporation using information collected by the major credit bureaus to assess consumer credit risk. FICO risk scores rank-order consumers according to the likelihood that their credit obligations will be paid in accordance with the terms of their accounts. Although Fair Isaac Corporation discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience), and level of utilization of available credit. FICO scores of an individual may change over time, depending on the conduct of the individual, including the individual's usage of his or her available credit and changes in credit score technology used by Fair Isaac Corporation.

FICO scores are based on independent, third-party information, the accuracy of which we cannot verify. The account owners do not use standardized credit scores, such as a FICO score, alone to determine the amount of charges that should be approved on a credit card account. Rather, a FICO score is only one of many factors used by Centurion and FSB, as account owners, to assess an individual's credit and default risk. In connection with their underwriting and authorization decisions, the account owners use proprietary scoring models, which they generally have found to be more accurate predictors of credit and default risk than any single standardized credit score such as FICO. The use of proprietary models also enables an account owner to extend credit to an account holder with a lower FICO score without changing the account owner's risk tolerance than would be the case if the account owner relied solely on FICO. The FICO scores presented below should not be used alone as a method of forecasting whether account holders will make payments in accordance with the terms of their accounts. References to "Receivables Outstanding" in the following table include both finance charge receivables and principal receivables. Because the future composition of the Trust Portfolio may change over time, this table is not necessarily indicative of the composition of the Trust Portfolio at any specific time in the future.

* FICO(R) is a federally registered servicemark of Fair, Isaac & Company.

                                                                          Percentage of
                                                 Receivables            Total Receivables
FICO Score Range                                 Outstanding               Outstanding
----------------------------------------    -----------------------    --------------------
Less than 560                                      $   815,202,961                    2.5%
560-659                                              4,662,908,008                   14.4%
660-699                                              6,085,129,572                   18.8%
700-759                                             12,145,801,479                   37.5%
760 & above                                          8,629,939,850                   26.6%
Refreshed FICO Unavailable                              91,998,791                    0.3%
                                            -----------------------    --------------------
Total                                              $32,430,980,661                  100.00%
                                            =======================    ====================

(1) Standardized Credit Score defined as the FICO score in the most recent Monthly Period.